Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2025, December 31, 2024 and December 31, 2023.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment(7) Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5)	CRH Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income ($ in millions)	Adjusted EBITDA* ($ in millions)(7)
2025	17,841,808	29,683,003	7,858,667	13,043,472	262.13	109.10	3,780	7,681
2024	13,582,146	39,593,471	6,157,742	12,319,603	191.52	98.70	3,521	6,930
2023	13,760,706	46,251,328	6,036,557	10,816,925	140.89	98.74	3,072	6,176
2022	11,475,917	(3,236,277)	4,419,756	2,084,718	77.57	87.73	3,889	5,388
Notes:
*Represents a non-GAAP financial measure. See the discussion within ‘Reconciliation of Non-GAAP Figures’ in Annex A for a definition and reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	*.
Named Executive Officers, Footnote	The principal executive officer (‘PEO’) for fiscal year 2025 was Mr. Mintern. The PEO for fiscal years 2022 to 2024 was Mr. Manifold. Mr. Manifold retired from his role as the PEO with effect from December 31, 2024. As an FPI in fiscal year 2023, the Company was required to provide executive compensation disclosure on an individual basis only for Mr. Manifold and Mr. Mintern in accordance with the requirements of Form 20-F. In fiscal year 2024, the Company determined that it no longer qualified as an FPI effective January 1, 2025, and Mr. Buckley, Mr. Creech and Mr. Lake became NEOs in fiscal year 2024. Accordingly, for fiscal year 2023, only the compensation details of Mr. Mintern are included in the Non-PEO NEO details above.
The non-PEO NEOs represent the following individuals for each of the years shown:
•2025: Nancy Buese (Current Chief Financial Officer), Randy Lake (Chief Operating Officer), Peter Buckley (President, International Division), Nathan Creech
(President, Americas Division), and Alan Connolly (Former Interim Chief Financial Officer).
•2024: Jim Mintern (Current Chief Executive Officer and Former Chief Financial Officer), Randy Lake (Chief Operating Officer), Peter Buckley (President, International
Division) and Nathan Creech (President, Americas Division).
•2022 and 2023: Jim Mintern (Current Chief Executive Officer and Former Chief Financial Officer).

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Materials Section. The comparison of TSRs assumes that $100 was invested on December 31, 2021 in Ordinary Shares and the S&P 500 Index and that dividends were reinvested when and as paid.

PEO Total Compensation Amount	$ 17,841,808	$ 13,582,146	$ 13,760,706	$ 11,475,917
PEO Actually Paid Compensation Amount	$ 29,683,003	39,593,471	46,251,328	(3,236,277)
Adjustment To PEO Compensation, Footnote	In calculating the compensation actually paid amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. This valuation assumption used to calculate such fair values did not materially differ from those disclosed at the time of grant
To calculate the Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to the Summary Compensation Table (SCT) total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for PEO ($)	Less: Grant Date Fair Value of Awards Reported in FY SCT ($)	Less/Plus: Change in Pension Value ($)	Plus: Pension Service Cost and Associated Prior Service Cost ($)	Plus: Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus: Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus: Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus/Less: Change in Fair Value of Prior Year Awards that vested in FY ($)	Less: Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus: Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for PEO ($)
2025	17,841,808	(12,041,637)	(170,762)	62,000	18,585,927	—	4,599,854	58,386	—	747,427	29,683,003
2024	13,582,146	(8,307,724)	(50,929)	—	8,060,676	—	19,527,637	2,699,758	—	4,081,907	39,593,471
2023	13,760,706	(8,086,438)	(857,367)	—	9,553,746	—	26,063,718	2,328,964	—	3,487,998	46,251,328
2022	11,475,917	(6,658,789)	—	86,153	3,553,806	—	(9,963,460)	(2,050,846)	—	320,943	(3,236,277)
Notes:

Non-PEO NEO Average Total Compensation Amount	$ 7,858,667	6,157,742	6,036,557	4,419,756
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,043,472	12,319,603	10,816,925	2,084,718
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

		Adjustments to SCT
Fiscal Year	SCT Total for Non-PEO NEOs ($)	Less: Grant Date Fair Value of Awards Reported in FY SCT ($)	Less/Plus: Change in Pension Value ($)	Plus: Pension Service Cost and Associated Prior Service Cost ($)	Plus: Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus: Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Plus/Less: Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Plus/Less: Change in Fair Value of Prior Year Awards that vested in FY ($)	Less: Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus: Dividends or other earnings paid on all awards in FY prior to vesting date ($)	CAP for Non-PEO NEOs ($)
2025	7,858,667	(4,811,338)	—	11,876	7,082,193	—	2,169,468	435,976	—	296,630	13,043,472
2024	6,157,742	(3,141,682)	(8,781)	21,776	3,034,406	—	4,780,449	792,058	—	683,635	12,319,603
2023	6,036,557	(3,045,382)	(712,490)	47,571	3,623,851	—	4,000,348	391,772	—	474,698	10,816,925
2022	4,419,756	(2,352,655)	—	60,937	1,243,102	—	(974,832)	(446,574)	—	134,984	2,084,718
Notes:

Compensation Actually Paid vs. Total Shareholder Return	The most important performance measures include our company selected measure and the two financial metrics used for long-term incentive awards with performance-
based vesting, as described in our CD&A.
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:
Tabular List, Table	The items listed below represents an unranked list of the performance measures we consider most important in linking compensation actually paid to our NEOs to Company performance for the fiscal year ended December 31, 2025:

Most Important Performance Measures for PEO and Non-PEO NEOs(8)
Adjusted EBITDA*
Cash Flow
RONA

Total Shareholder Return Amount	$ 262.13	191.52	140.89	77.57
Peer Group Total Shareholder Return Amount	109.10	98.70	98.74	87.73
Net Income (Loss)	$ 3,780,000,000	$ 3,521,000,000	$ 3,072,000,000	$ 3,889,000,000
Company Selected Measure Amount	7,681,000,000	6,930,000,000	6,176,000,000	5,388,000,000
PEO Name	Mr. Manifold.
Additional 402(v) Disclosure	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal year 2025 to our Company’s performance, is Adjusted EBITDA*. Adjusted EBITDA* is a key driver of CRH’s financial performance and is widely used by investors, shareholders and other stakeholders in their assessment of CRH’s performance. It also drives all long-term financial metrics (Cash Flow and RONA) and all short-term financial metrics (Cash Flow, EPS and RONA).
*Represents a non-GAAP financial measure. See the discussion within ‘Reconciliation of Non-GAAP Figures’ in Annex A for a definition and reconciliation to the most directly comparable GAAP measure.
The items listed below represents an unranked list of the performance measures we consider most important in linking compensation actually paid to our NEOs to Company performance for the fiscal year ended December 31, 2025:

Most Important Performance Measures for PEO and Non-PEO NEOs(8)
Adjusted EBITDA*
Cash Flow
RONA

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	RONA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (170,762)	$ (50,929)	$ (857,367)	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,000	0	0	86,153
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,041,637)	(8,307,724)	(8,086,438)	(6,658,789)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,585,927	8,060,676	9,553,746	3,553,806
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,599,854	19,527,637	26,063,718	(9,963,460)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,386	2,699,758	2,328,964	(2,050,846)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 747,427	4,081,907	3,487,998	320,943
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	RONA
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(8,781)	(712,490)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,876	21,776	47,571	60,937
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,811,338)	(3,141,682)	(3,045,382)	(2,352,655)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,082,193	3,034,406	3,623,851	1,243,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,169,468	4,780,449	4,000,348	(974,832)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,976	792,058	391,772	(446,574)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 296,630	$ 683,635	$ 474,698	$ 134,984